FINANCIAL RISK MANAGEMENT (Tables)	12 Months Ended
Dec. 31, 2024
FINANCIAL RISK MANAGEMENT
Schedule of Exposure
	December 31	December 31
Exposure	2024	2023
Interest, refundable deposits, and other receivables	$103	$595
Restricted cash	984	872
Cash and cash equivalents	16,142	18,200
Total exposure	$17,229	$19,667

Schedule of Financial Assets and Liabilities
	December 31	December 31
	2024	2023
Financial assets:
Amounts receivable	$178	$676
Cash and cash equivalents and restricted cash	16,094	18,069
	16,272	18,745
Financial liabilities:
Non-current trade payables	(548)	(338)
Convertible notes liability and derivative on convertible notes	(38,055)	(18,884)
Current trade and other payables	(915)	(724)
Payables to related parties	(222)	(134)
	(39,740)	(20,080)
Net financial liabilities exposed to foreign currency risk	$(23,468)	$(1,335)